Related parties (Details) - USD ($)		1 Months Ended		12 Months Ended
	Oct. 23, 2009	Jul. 31, 2012	Jan. 31, 2006	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Jul. 07, 2015
Related Party Transaction [Line Items]
Related party transactions agreement term						1 year
Related party agreement, period for notice termination		60 days
Tecogen
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party				$ 1,956,731	$ 1,432,801
Related party transactions agreement term			1 year
Rental income related party				$ 5,122
Ilois
Related Party Transaction [Line Items]
Related party transactions agreement term	5 years
Director
Related Party Transaction [Line Items]
Note payable, related party							$ 1,000,000
Interest rate							6.00%